SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Project Assets and Investments) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Project assets [Line Items]
Period for continuing reporting the project assets if sale is extended	1 year
Property, plant and equipment	$ 750,297,544	$ 863,093,184
Investments [Abstract]
Other-than-temporary impairment loss on available-for-sale investment	0	0	0
Bulgaria [Member]
Project assets [Line Items]
Number of project assets		2
Property, plant and equipment		16,672,267
Romania [Member]
Project assets [Line Items]
Number of project assets	2
Property, plant and equipment	$ 27,127,591